Financing (FY)- Schedule of Financing Costs (Footnotes) (Details) - Senior notes - USD ($)		Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016
$500.0 million, 7.250% senior notes due June 2019
Debt Instrument [Line Items]
Aggregate principal		$ 500,000,000	[1],[2]	$ 500,000,000	[1]	$ 500,000,000.0
Interest rate on debt instrument		7.25%	[1],[2]	7.25%	[1],[2]	7.25%
$1,250.0 million, 4.750% senior notes due November 2021
Debt Instrument [Line Items]
Aggregate principal	[1],[2]	$ 1,250,000,000		$ 1,250,000,000
Interest rate on debt instrument	[1],[2]	4.75%		4.75%
$700.0 million, 6.125% senior notes due November 2041
Debt Instrument [Line Items]
Aggregate principal		$ 700,000,000	[1],[2]	$ 700,000,000	[1],[2]	$ 700,000,000.0
Interest rate on debt instrument		6.125%	[1],[2]	6.125%	[1],[2]	6.125%
$1,500.0 million, 2.650% senior notes due February 2017
Debt Instrument [Line Items]
Aggregate principal				$ 1,500,000,000	[1],[2]	$ 1,500,000,000.0
Interest rate on debt instrument				2.65%	[1],[2]	2.65%
$1,000.0 million, 3.900% senior notes due February 2022
Debt Instrument [Line Items]
Aggregate principal		$ 1,000,000,000	[1],[2]	$ 1,000,000,000
Interest rate on debt instrument	[1],[2]	3.90%		3.90%
$500.0 million, 1.250% senior notes due June 2017
Debt Instrument [Line Items]
Aggregate principal	[1],[2]	$ 500,000,000		$ 500,000,000
Interest rate on debt instrument	[1],[2]	1.25%		1.25%
$1,000.0 million, 2.250% senior notes due June 2019
Debt Instrument [Line Items]
Aggregate principal	[1],[2]	$ 1,000,000,000		$ 1,000,000,000
Interest rate on debt instrument	[1],[2]	2.25%		2.25%
$1,000.0 million, 3.500% senior notes due June 2024
Debt Instrument [Line Items]
Aggregate principal	[1],[2]	$ 1,000,000,000		$ 1,000,000,000
Interest rate on debt instrument	[1],[2]	3.50%		3.50%

[1]	All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.
[2]	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.